Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Income (Loss)	$ 2,079	$ 1,835	$ 2,780
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Policyholder charges on investment type contracts	0	0	(18)
Net realized investment gains	0	0	(117)
Interest credited to policyholder account balances	0	0	4
Deferred income taxes	241	240	(2)
Amortization of bond premium and discount	19	33	61
Amortization and write off of deferred charges	20	23	26
Increase (Decrease) in Operating Assets
Increase (Decrease) in Accrued investment income	3	18	(54)
Increase (Decrease) in Reinsurance recoverable	(590)	752	273
Increase (Decrease) in Premiums receivable	3	11	2
Increase (Decrease) in Other assets and receivables	3,228	(6,423)	(1,828)
Increase (Decrease) in Federal income taxes recoverable from affiliate	(835)	(1,121)	1,281
Claim and policy benefit reserves - life and health	1,546	(720)	(831)
Increase (Decrease) in other liabilities	59	5,311	9,410
Net cash provided by operating activities	5,773	(41)	10,987
Cash flows from investing activities:
Purchases of Debt Securities	0	0	(8,760)
Proceeds from sale or maturity of Debt Securities	367	1,628	8,987
Net payments received on policy loans	0	0	104
Net cash provided by (used in) investing activities	367	1,628	331
Cash flows from financing activities:
Dividend to parent	(7,000)	0	0
Policyholder account deposits	719,883	634,345	596,817
Policyholder account withdrawals	(50,481)	(31,206)	(12,250)
Assets on deposit - deposits	(718,797)	(634,039)	(596,492)
Assets on deposit - withdrawals	49,964	30,951	12,098
Change in bank overdrafts	(1)	1	0
Net cash provided by (used in) financing activities	(6,432)	52	173
Change in cash and cash equivalents	(292)	1,639	11,491
Cash and cash equivalents at beginning of period	18,732	17,093	5,602
Cash and cash equivalents at end of period	18,440	18,732	17,093
Supplemental disclosure of cash information:
Net cash paid to affiliate for income taxes	$ 1,316	$ 1,768	$ 170